Share-Based Compensation Plans - Performance Share Units (Details) - Performance Shares PSU - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares (in thousands)
Nonvested balance (shares)	503,400
Granted (shares)	375,200
Forfeited (shares)	(112,500)
Vested (shares)	(162,900)
Nonvested balance (shares)	603,200	503,400
Weighted-Average Grant Date Fair Value
Nonvested balance (in dollars per share)	$ 25.93
Granted (in dollars per share)	29.19
Forfeited (in dollars per share)	28.78
Vested (in dollars per share)	23.73
Nonvested balance (in dollars per share)	$ 28.02	$ 25.93
Actual shares earned and distributed (shares)		277,100,000
Target percent		171.00%
Smaller award target percent		125.00%